March 26, 2009

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	Manning & Napier Fund, Inc.

File Number 811-04087

Ladies and Gentlemen:

On behalf of the Manning & Napier Fund, Inc. (the “Fund”), we have enclosed, pursuant to Rule 485(b) under the Securities Act of 1933 (the “1933 Act”) and the Investment Company Act of 1940, Post-Effective Amendment (“PEA”) No. 72 to the Fund’s Registration Statement on Form N-1A.

This filing is made pursuant to Rule 485(b)(1)(iii) under the 1933 Act for the sole purpose of designating a new effective date for PEA No. 70. The Fund hereby elects to have PEA No. 70 become effective on April 25, 2009.

Please contact me at (585) 325-6880 if you have any questions concerning this amendment or the requested effective date.

Thank you,

/s/ Jodi L. Hedberg

Jodi L. Hedberg

Corporate Secretary